Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
NationSky [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196

Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)

Total	7,353

Beijing Feiliu and Beijing Red [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421

Total consideration	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848

Total	21,989